Loans from Investors (Tables)	6 Months Ended
Jun. 30, 2025
Loans from Investors [Abstract]
Schedule of Investor Loan Activity

The following is a summary of investor loan activity as of June 30, 2025, and December 31, 2024:

As of January 1, 2024	13,901
Additions	4,750
Interest accrual	3,382
As of December 31, 2024	22,033
Amortization	(1,638)
Interest accrual	2,339
As of June 30, 2025	22,734